Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions
Related party transactions

17.Related party transactions

(a)	The Corporation entered into the following transactions with related parties:
(i)Included in research and development expense is $1,233,301 for the year ended December 31, 2023 (year ended December 31, 2022 - $2,182,869, year ended December 31, 2021 - $1,354,866) paid to a company related to a director. As at December 31, 2023, $416,792 (December 31, 2022 - $985,022) was owed to this company and this amount was included in accounts payable and accrued liabilities, and $nil (December 31, 2022 - $9,413) was paid to this company and was included in prepaid expenses.

17.Related party transactions (continued)

(b)Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Corporation directly or indirectly, including any directors (executive and non-executive) of the Corporation. Remuneration of directors and key management personnel of the Corporation, except as noted in (a) above, was as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Salaries and benefits	$2,779,707	$2,459,109	$2,503,893
Share-based payments	$985,174	2,680,442	1,188,462
	$3,764,881	$5,139,551	$3,692,355

As at December 31, 2023, $nil (December 31, 2022 - $nil) was owed to key management personnel and this amount was included in accounts payable and accrued liabilities.